Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2016 vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Jul. 01, 2016 USD ($)
Related Party Transaction [Line Items]
Interest expense		$ 22,400,000	$ 5,556,000	$ 933,000
Six Month Loan [Member]
Related Party Transaction [Line Items]
Interest expense		$ 5,000,000
Interest rate, percentage		10.00%
Outstanding principal balance of convertible debt					$ 100,000,000
Current related party notes payable		$ 0
Subordinated Debt [Member]
Related Party Transaction [Line Items]
Interest expense		$ 10,000,000
Interest rate, percentage		10.00%
Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Business development fee				$ 2,100,000
Interest rate, percentage				6.50%
ALP Maritime Services B.V. [Member]
Related Party Transaction [Line Items]
Business development fee				$ 1,000,000
Number of vessels | vessel	1
ALP Maritime Services B.V. [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Business development fee				$ 1,600,000
Petrojarl Knarr Fpso [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest expense		$ 3,200,000
Interest rate, percentage		6.50%
Outstanding principal balance of convertible debt		$ 0			$ 100,000,000
FPSO Segment [Member] | Teekay Knarr As and Knarr LLC [Member]
Related Party Transaction [Line Items]
Business development fee			9,700,000
Towage segment [Member] | Six Long Distance Towing And Offshore Installation Vessels [Member]
Related Party Transaction [Line Items]
Business development fee			$ 2,200,000
Number of vessels | vessel			6
UMS Segment [Member] | Arendal Spirit Ums [Member]
Related Party Transaction [Line Items]
Business development fee			$ 2,000,000